Other financial liabilities (Details 2) - CLP ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017		Dec. 31, 2016
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		Bank borrowings
Other non-current financial liabilities		$ 161,001,732		$ 117,944,033
Over 1 year to 3 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities		30,868,247		36,676,882
Over 3 years to 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities		70,976,079		15,610,067
Over 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities		59,157,406		$ 65,657,084
Financial Lease Obligations One [Member]
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities		$ 8,792
Type of amortization		Monthly
Interest Rate		17.00%
Compania Cervecerias Unidas S.A. [Member] | Financial Lease Obligations Two [Member]
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities		$ 17,622,506
Type of amortization		Monthly
Interest Rate		7.07%
Compania Industrial Cervecera S.A. [Member] | Bank Borrowings Seventy one [Member]
Disclosure of other financial liabilities [Line Items]
Debtor country				Argentina
Cervecera Belga de la Patagonia S.A. [Member] | Financial Lease Obligations Three [Member]
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities		$ 6,991
Type of amortization		Monthly
Interest Rate		6.27%
Bank borrowings [Member]
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	[1]	$ 73,886,831		$ 29,606,398
Bank borrowings [Member] | Over 1 year to 3 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	[2]	18,136,349		28,979,987
Bank borrowings [Member] | Over 3 years to 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	[2]	55,750,482		626,411
Bank borrowings [Member] | Over 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	[2]	$ 0		$ 0
Bank borrowings [Member] | Vina San Pedro Tarapaca S.A [Member] | Bank Borrowings Fourty four [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		91,041,000-8
Debtor country		Chile
Lending party Tax ID		97,030,000-7
Creditor country		Chile
Currency		UF
Other non-current financial liabilities		$ 10,183,293
Type of amortization		At maturity
Interest Rate		2.70%
Bank borrowings [Member] | Vina San Pedro Tarapaca S.A [Member] | Bank Borrowings Fourty four [Member] | Over 1 year to 3 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	[2]	$ 10,183,293
Bank borrowings [Member] | Vina San Pedro Tarapaca S.A [Member] | Bank Borrowings Fourty four [Member] | Over 3 years to 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	[2]	0
Bank borrowings [Member] | Vina San Pedro Tarapaca S.A [Member] | Bank Borrowings Fourty four [Member] | Over 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	[2]	$ 0
Bank borrowings [Member] | Vina San Pedro Tarapaca S.A [Member] | Bank Borrowings Fifty three [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID				91,041,000-8
Debtor country				Chile
Lending party Tax ID				97,030,000-7
Creditor country				Chile
Currency				UF
Other non-current financial liabilities				$ 10,012,233
Type of amortization				At maturity
Interest Rate				2.70%
Bank borrowings [Member] | Vina San Pedro Tarapaca S.A [Member] | Bank Borrowings Fifty three [Member] | Over 1 year to 3 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	[2]			$ 10,012,233
Bank borrowings [Member] | Vina San Pedro Tarapaca S.A [Member] | Bank Borrowings Fifty three [Member] | Over 3 years to 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	[2]			0
Bank borrowings [Member] | Vina San Pedro Tarapaca S.A [Member] | Bank Borrowings Fifty three [Member] | Over 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	[2]			$ 0
Bank borrowings [Member] | Vina San Pedro Tarapaca S.A [Member] | Bank Borrowings Fifty four [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID				91,041,000-8
Debtor country	[3]			Chile
Lending party Tax ID	[3]			97,018,000-1
Creditor country	[3]			Chile
Currency	[3]			USD
Other non-current financial liabilities	[3]			$ 5,269,733
Type of amortization	[3]			At maturity
Interest Rate	[3]			1.79%
Bank borrowings [Member] | Vina San Pedro Tarapaca S.A [Member] | Bank Borrowings Fifty four [Member] | Over 1 year to 3 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	[2],[3]			$ 5,269,733
Bank borrowings [Member] | Vina San Pedro Tarapaca S.A [Member] | Bank Borrowings Fifty four [Member] | Over 3 years to 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	[2],[3]			0
Bank borrowings [Member] | Vina San Pedro Tarapaca S.A [Member] | Bank Borrowings Fifty four [Member] | Over 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	[2],[3]			$ 0
Bank borrowings [Member] | Compania Cervecerias Unidas S.A. [Member] | Bank Borrowings Fourty five [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		91,413,000-1
Debtor country		Chile
Lending party Tax ID		97,030,000-7
Creditor country		Chile
Currency		CLP
Other non-current financial liabilities		$ 39,750,482
Type of amortization		At maturity
Interest Rate		4.56%
Bank borrowings [Member] | Compania Cervecerias Unidas S.A. [Member] | Bank Borrowings Fourty five [Member] | Over 1 year to 3 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	[2]	$ 0
Bank borrowings [Member] | Compania Cervecerias Unidas S.A. [Member] | Bank Borrowings Fourty five [Member] | Over 3 years to 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	[2]	39,750,482
Bank borrowings [Member] | Compania Cervecerias Unidas S.A. [Member] | Bank Borrowings Fourty five [Member] | Over 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	[2]	$ 0
Bank borrowings [Member] | Compañía Pisquera de Chile S.A. [Member] | Bank Borrowings Fourty six [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		99,586,280-8
Debtor country		Chile
Lending party Tax ID		97,030,000-7
Creditor country		Chile
Currency		CLP
Other non-current financial liabilities		$ 16,000,000
Type of amortization		At maturity
Interest Rate		4.68%
Bank borrowings [Member] | Compañía Pisquera de Chile S.A. [Member] | Bank Borrowings Fourty six [Member] | Over 1 year to 3 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	[2]	$ 0
Bank borrowings [Member] | Compañía Pisquera de Chile S.A. [Member] | Bank Borrowings Fourty six [Member] | Over 3 years to 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	[2]	16,000,000
Bank borrowings [Member] | Compañía Pisquera de Chile S.A. [Member] | Bank Borrowings Fourty six [Member] | Over 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	[2]	$ 0
Bank borrowings [Member] | Manantial S.A. [Member] | Bank Borrowings Fourty seven [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		96,711,590-8
Debtor country		Chile
Lending party Tax ID		97,004,000-5
Creditor country		Chile
Currency		UF
Other non-current financial liabilities		$ 17,624
Type of amortization		Monthly
Interest Rate		5.48%
Bank borrowings [Member] | Manantial S.A. [Member] | Bank Borrowings Fourty seven [Member] | Over 1 year to 3 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	[2]	$ 17,624
Bank borrowings [Member] | Manantial S.A. [Member] | Bank Borrowings Fourty seven [Member] | Over 3 years to 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	[2]	0
Bank borrowings [Member] | Manantial S.A. [Member] | Bank Borrowings Fourty seven [Member] | Over 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	[2]	$ 0
Bank borrowings [Member] | Manantial S.A. [Member] | Bank Borrowings Fourty eight [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		96,711,590-8
Debtor country		Chile
Lending party Tax ID		97,004,000-5
Creditor country		Chile
Currency		CLP
Other non-current financial liabilities		$ 72,000
Type of amortization		Monthly
Interest Rate		6.00%
Bank borrowings [Member] | Manantial S.A. [Member] | Bank Borrowings Fourty eight [Member] | Over 1 year to 3 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	[2]	$ 72,000
Bank borrowings [Member] | Manantial S.A. [Member] | Bank Borrowings Fourty eight [Member] | Over 3 years to 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	[2]	0
Bank borrowings [Member] | Manantial S.A. [Member] | Bank Borrowings Fourty eight [Member] | Over 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	[2]	$ 0
Bank borrowings [Member] | Manantial S.A. [Member] | Bank Borrowings Fourty nine [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		96,711,590-8
Debtor country		Chile
Lending party Tax ID		97,004,000-5
Creditor country		Chile
Currency		CLP
Other non-current financial liabilities		$ 32,667
Type of amortization		Monthly
Interest Rate		5.88%
Bank borrowings [Member] | Manantial S.A. [Member] | Bank Borrowings Fourty nine [Member] | Over 1 year to 3 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	[2]	$ 32,667
Bank borrowings [Member] | Manantial S.A. [Member] | Bank Borrowings Fourty nine [Member] | Over 3 years to 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	[2]	0
Bank borrowings [Member] | Manantial S.A. [Member] | Bank Borrowings Fourty nine [Member] | Over 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	[2]	$ 0
Bank borrowings [Member] | Manantial S.A. [Member] | Bank Borrowings Fifty [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		96,711,590-8
Debtor country		Chile
Lending party Tax ID		97,004,000-5
Creditor country		Chile
Currency		CLP
Other non-current financial liabilities		$ 112,500
Type of amortization		Monthly
Interest Rate		5.76%
Bank borrowings [Member] | Manantial S.A. [Member] | Bank Borrowings Fifty [Member] | Over 1 year to 3 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	[2]	$ 112,500
Bank borrowings [Member] | Manantial S.A. [Member] | Bank Borrowings Fifty [Member] | Over 3 years to 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	[2]	0
Bank borrowings [Member] | Manantial S.A. [Member] | Bank Borrowings Fifty [Member] | Over 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	[2]	$ 0
Bank borrowings [Member] | Manantial S.A. [Member] | Bank Borrowings Fifty one [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		96,711,590-8
Debtor country		Chile
Lending party Tax ID		76,645,030-K
Creditor country		Chile
Currency		CLP
Other non-current financial liabilities		$ 50,621
Type of amortization		Monthly
Interest Rate		6.12%
Bank borrowings [Member] | Manantial S.A. [Member] | Bank Borrowings Fifty one [Member] | Over 1 year to 3 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	[2]	$ 50,621
Bank borrowings [Member] | Manantial S.A. [Member] | Bank Borrowings Fifty one [Member] | Over 3 years to 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	[2]	0
Bank borrowings [Member] | Manantial S.A. [Member] | Bank Borrowings Fifty one [Member] | Over 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	[2]	$ 0
Bank borrowings [Member] | Manantial S.A. [Member] | Bank Borrowings Fifty two [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		96,711,590-8
Debtor country		Chile
Lending party Tax ID		97,030,000-7
Creditor country		Chile
Currency		CLP
Other non-current financial liabilities		$ 138,116
Type of amortization		Monthly
Interest Rate		5.02%
Bank borrowings [Member] | Manantial S.A. [Member] | Bank Borrowings Fifty two [Member] | Over 1 year to 3 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	[2]	$ 138,116
Bank borrowings [Member] | Manantial S.A. [Member] | Bank Borrowings Fifty two [Member] | Over 3 years to 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	[2]	0
Bank borrowings [Member] | Manantial S.A. [Member] | Bank Borrowings Fifty two [Member] | Over 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	[2]	$ 0
Bank borrowings [Member] | Manantial S.A. [Member] | Bank Borrowings Fifty three [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		96,711,590-8
Debtor country		Chile
Lending party Tax ID		97,004,000-5
Creditor country		Chile
Currency		CLP
Other non-current financial liabilities		$ 94,445
Type of amortization		Monthly
Interest Rate		4.44%
Bank borrowings [Member] | Manantial S.A. [Member] | Bank Borrowings Fifty three [Member] | Over 1 year to 3 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	[2]	$ 94,445
Bank borrowings [Member] | Manantial S.A. [Member] | Bank Borrowings Fifty three [Member] | Over 3 years to 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	[2]	0
Bank borrowings [Member] | Manantial S.A. [Member] | Bank Borrowings Fifty three [Member] | Over 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	[2]	$ 0
Bank borrowings [Member] | Manantial S.A. [Member] | Bank Borrowings Fifty four [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		96,711,590-8
Debtor country		Chile
Lending party Tax ID		97,004,000-5
Creditor country		Chile
Currency		CLP
Other non-current financial liabilities		$ 131,944
Type of amortization		Monthly
Interest Rate		4.42%
Bank borrowings [Member] | Manantial S.A. [Member] | Bank Borrowings Fifty four [Member] | Over 1 year to 3 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	[2]	$ 131,944
Bank borrowings [Member] | Manantial S.A. [Member] | Bank Borrowings Fifty four [Member] | Over 3 years to 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	[2]	0
Bank borrowings [Member] | Manantial S.A. [Member] | Bank Borrowings Fifty four [Member] | Over 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	[2]	$ 0
Bank borrowings [Member] | Manantial S.A. [Member] | Bank Borrowings Fifty five [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		96,711,590-8		96,711,590-8
Debtor country		Chile		Chile
Lending party Tax ID		97,030,000-7		97,004,000-5
Creditor country		Chile		Chile
Currency		CLP		UF
Other non-current financial liabilities		$ 297,505		$ 46,143
Type of amortization		Monthly		Monthly
Interest Rate		4.92%		4.80%
Bank borrowings [Member] | Manantial S.A. [Member] | Bank Borrowings Fifty five [Member] | Over 1 year to 3 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	[2]	$ 297,505		$ 46,143
Bank borrowings [Member] | Manantial S.A. [Member] | Bank Borrowings Fifty five [Member] | Over 3 years to 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	[2]	0		0
Bank borrowings [Member] | Manantial S.A. [Member] | Bank Borrowings Fifty five [Member] | Over 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	[2]	$ 0		$ 0
Bank borrowings [Member] | Manantial S.A. [Member] | Bank Borrowings Fifty six [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		96,711,590-8		96,711,590-8
Debtor country		Chile		Chile
Lending party Tax ID		97,004,000-5		97,004,000-5
Creditor country		Chile		Chile
Currency		CLP		UF
Other non-current financial liabilities		$ 208,100		$ 57,305
Type of amortization		Monthly		Monthly
Interest Rate		4.92%		5.48%
Bank borrowings [Member] | Manantial S.A. [Member] | Bank Borrowings Fifty six [Member] | Over 1 year to 3 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	[2]	$ 208,100		$ 57,305
Bank borrowings [Member] | Manantial S.A. [Member] | Bank Borrowings Fifty six [Member] | Over 3 years to 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	[2]	0		0
Bank borrowings [Member] | Manantial S.A. [Member] | Bank Borrowings Fifty six [Member] | Over 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	[2]	$ 0		$ 0
Bank borrowings [Member] | Manantial S.A. [Member] | Bank Borrowings Fifty seven [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		96,711,590-8		96,711,590-8
Debtor country		Chile		Chile
Lending party Tax ID		76,645,030-K		97,004,000-5
Creditor country		Chile		Chile
Currency		CLP		CLP
Other non-current financial liabilities		$ 171,638		$ 126,000
Type of amortization		Monthly		Monthly
Interest Rate		4.73%		6.00%
Bank borrowings [Member] | Manantial S.A. [Member] | Bank Borrowings Fifty seven [Member] | Over 1 year to 3 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	[2]	$ 171,638		$ 108,000
Bank borrowings [Member] | Manantial S.A. [Member] | Bank Borrowings Fifty seven [Member] | Over 3 years to 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	[2]	0		18,000
Bank borrowings [Member] | Manantial S.A. [Member] | Bank Borrowings Fifty seven [Member] | Over 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	[2]	$ 0		$ 0
Bank borrowings [Member] | Manantial S.A. [Member] | Bank Borrowings Fifty eight [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		96,711,590-8		96,711,590-8
Debtor country		Chile		Chile
Lending party Tax ID		76,645,030-K		97,004,000-5
Creditor country		Chile		Chile
Currency		CLP		CLP
Other non-current financial liabilities		$ 245,098		$ 12,667
Type of amortization		Monthly		Monthly
Interest Rate		4.42%		7.59%
Bank borrowings [Member] | Manantial S.A. [Member] | Bank Borrowings Fifty eight [Member] | Over 1 year to 3 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	[2]	$ 245,098		$ 12,667
Bank borrowings [Member] | Manantial S.A. [Member] | Bank Borrowings Fifty eight [Member] | Over 3 years to 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	[2]	0		0
Bank borrowings [Member] | Manantial S.A. [Member] | Bank Borrowings Fifty eight [Member] | Over 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	[2]	$ 0		$ 0
Bank borrowings [Member] | Manantial S.A. [Member] | Bank Borrowings Fifty nine [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID				96,711,590-8
Debtor country				Chile
Lending party Tax ID				97,004,000-5
Creditor country				Chile
Currency				CLP
Other non-current financial liabilities				$ 88,667
Type of amortization				Monthly
Interest Rate				5.88%
Bank borrowings [Member] | Manantial S.A. [Member] | Bank Borrowings Fifty nine [Member] | Over 1 year to 3 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	[2]			$ 88,667
Bank borrowings [Member] | Manantial S.A. [Member] | Bank Borrowings Fifty nine [Member] | Over 3 years to 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	[2]			0
Bank borrowings [Member] | Manantial S.A. [Member] | Bank Borrowings Fifty nine [Member] | Over 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	[2]			$ 0
Bank borrowings [Member] | Manantial S.A. [Member] | Bank Borrowings Sixty [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID				96,711,590-8
Debtor country				Chile
Lending party Tax ID				97,004,000-5
Creditor country				Chile
Currency				CLP
Other non-current financial liabilities				$ 202,500
Type of amortization				Monthly
Interest Rate				5.76%
Bank borrowings [Member] | Manantial S.A. [Member] | Bank Borrowings Sixty [Member] | Over 1 year to 3 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	[2]			$ 180,000
Bank borrowings [Member] | Manantial S.A. [Member] | Bank Borrowings Sixty [Member] | Over 3 years to 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	[2]			22,500
Bank borrowings [Member] | Manantial S.A. [Member] | Bank Borrowings Sixty [Member] | Over 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	[2]			$ 0
Bank borrowings [Member] | Manantial S.A. [Member] | Bank Borrowings Sixty one [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID				96,711,590-8
Debtor country				Chile
Lending party Tax ID				76,645,030-K
Creditor country				Chile
Currency				CLP
Other non-current financial liabilities				$ 85,939
Type of amortization				Monthly
Interest Rate				6.12%
Bank borrowings [Member] | Manantial S.A. [Member] | Bank Borrowings Sixty one [Member] | Over 1 year to 3 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	[2]			$ 72,892
Bank borrowings [Member] | Manantial S.A. [Member] | Bank Borrowings Sixty one [Member] | Over 3 years to 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	[2]			13,047
Bank borrowings [Member] | Manantial S.A. [Member] | Bank Borrowings Sixty one [Member] | Over 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	[2]			$ 0
Bank borrowings [Member] | Manantial S.A. [Member] | Bank Borrowings Sixty two [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID				96,711,590-8
Debtor country				Chile
Lending party Tax ID				97,030,000-7
Creditor country				Chile
Currency				CLP
Other non-current financial liabilities				$ 580,563
Type of amortization				Monthly
Interest Rate				4.92%
Bank borrowings [Member] | Manantial S.A. [Member] | Bank Borrowings Sixty two [Member] | Over 1 year to 3 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	[2]			$ 580,563
Bank borrowings [Member] | Manantial S.A. [Member] | Bank Borrowings Sixty two [Member] | Over 3 years to 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	[2]			0
Bank borrowings [Member] | Manantial S.A. [Member] | Bank Borrowings Sixty two [Member] | Over 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	[2]			$ 0
Bank borrowings [Member] | Manantial S.A. [Member] | Bank Borrowings Sixty three [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID				96,711,590-8
Debtor country				Chile
Lending party Tax ID				97,030,000-7
Creditor country				Chile
Currency				CLP
Other non-current financial liabilities				$ 219,671
Type of amortization				Monthly
Interest Rate				5.02%
Bank borrowings [Member] | Manantial S.A. [Member] | Bank Borrowings Sixty three [Member] | Over 1 year to 3 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	[2]			$ 167,461
Bank borrowings [Member] | Manantial S.A. [Member] | Bank Borrowings Sixty three [Member] | Over 3 years to 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	[2]			52,210
Bank borrowings [Member] | Manantial S.A. [Member] | Bank Borrowings Sixty three [Member] | Over 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	[2]			$ 0
Bank borrowings [Member] | Manantial S.A. [Member] | Bank Borrowings Sixty four [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID				96,711,590-8
Debtor country				Chile
Lending party Tax ID				97,004,000-5
Creditor country				Chile
Currency				CLP
Other non-current financial liabilities				$ 37,510
Type of amortization				Monthly
Interest Rate				5.04%
Bank borrowings [Member] | Manantial S.A. [Member] | Bank Borrowings Sixty four [Member] | Over 1 year to 3 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	[2]			$ 37,510
Bank borrowings [Member] | Manantial S.A. [Member] | Bank Borrowings Sixty four [Member] | Over 3 years to 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	[2]			0
Bank borrowings [Member] | Manantial S.A. [Member] | Bank Borrowings Sixty four [Member] | Over 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	[2]			$ 0
Bank borrowings [Member] | Cerveceria Kunstmann S.A. [Member] | Bank Borrowings Fifty nine [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		96,981,310-6
Debtor country		Chile
Lending party Tax ID		97,018,000-1
Creditor country		Chile
Currency		CLP
Other non-current financial liabilities		$ 2,000,000
Type of amortization		At maturity
Interest Rate		4.50%
Bank borrowings [Member] | Cerveceria Kunstmann S.A. [Member] | Bank Borrowings Fifty nine [Member] | Over 1 year to 3 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	[2]	$ 2,000,000
Bank borrowings [Member] | Cerveceria Kunstmann S.A. [Member] | Bank Borrowings Fifty nine [Member] | Over 3 years to 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	[2]	0
Bank borrowings [Member] | Cerveceria Kunstmann S.A. [Member] | Bank Borrowings Fifty nine [Member] | Over 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	[2]	$ 0
Bank borrowings [Member] | Cerveceria Kunstmann S.A. [Member] | Bank Borrowings Sixty [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		96,981,310-6
Debtor country		Chile
Lending party Tax ID		97,004,000-5
Creditor country		Chile
Currency		CLP
Other non-current financial liabilities		$ 400,000
Type of amortization		At maturity
Interest Rate		4.68%
Bank borrowings [Member] | Cerveceria Kunstmann S.A. [Member] | Bank Borrowings Sixty [Member] | Over 1 year to 3 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	[2]	$ 400,000
Bank borrowings [Member] | Cerveceria Kunstmann S.A. [Member] | Bank Borrowings Sixty [Member] | Over 3 years to 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	[2]	0
Bank borrowings [Member] | Cerveceria Kunstmann S.A. [Member] | Bank Borrowings Sixty [Member] | Over 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	[2]	$ 0
Bank borrowings [Member] | Cerveceria Kunstmann S.A. [Member] | Bank Borrowings Sixty one [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		96,981,310-6
Debtor country		Chile
Lending party Tax ID		97,030,000-7
Creditor country		Chile
Currency		CLP
Other non-current financial liabilities		$ 1,378,183
Type of amortization		Monthly
Interest Rate		5.02%
Bank borrowings [Member] | Cerveceria Kunstmann S.A. [Member] | Bank Borrowings Sixty one [Member] | Over 1 year to 3 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	[2]	$ 1,378,183
Bank borrowings [Member] | Cerveceria Kunstmann S.A. [Member] | Bank Borrowings Sixty one [Member] | Over 3 years to 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	[2]	0
Bank borrowings [Member] | Cerveceria Kunstmann S.A. [Member] | Bank Borrowings Sixty one [Member] | Over 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	[2]	$ 0
Bank borrowings [Member] | Cerveceria Kunstmann S.A. [Member] | Bank Borrowings Sixty six [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID				96,981,310-6
Debtor country				Chile
Lending party Tax ID				97,004,000-5
Creditor country				Chile
Currency				CLP
Other non-current financial liabilities				$ 2,000,000
Type of amortization				At maturity
Interest Rate				5.35%
Bank borrowings [Member] | Cerveceria Kunstmann S.A. [Member] | Bank Borrowings Sixty six [Member] | Over 1 year to 3 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	[2]			$ 2,000,000
Bank borrowings [Member] | Cerveceria Kunstmann S.A. [Member] | Bank Borrowings Sixty six [Member] | Over 3 years to 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	[2]			0
Bank borrowings [Member] | Cerveceria Kunstmann S.A. [Member] | Bank Borrowings Sixty six [Member] | Over 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	[2]			$ 0
Bank borrowings [Member] | Cerveceria Kunstmann S.A. [Member] | Bank Borrowings Sixty seven [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID				96,981,310-6
Debtor country				Chile
Lending party Tax ID				97,004,000-5
Creditor country				Chile
Currency				CLP
Other non-current financial liabilities				$ 400,000
Type of amortization				At maturity
Interest Rate				4.68%
Bank borrowings [Member] | Cerveceria Kunstmann S.A. [Member] | Bank Borrowings Sixty seven [Member] | Over 1 year to 3 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	[2]			$ 400,000
Bank borrowings [Member] | Cerveceria Kunstmann S.A. [Member] | Bank Borrowings Sixty seven [Member] | Over 3 years to 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	[2]			0
Bank borrowings [Member] | Cerveceria Kunstmann S.A. [Member] | Bank Borrowings Sixty seven [Member] | Over 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	[2]			$ 0
Bank borrowings [Member] | Cerveceria Kunstmann S.A. [Member] | Bank Borrowings Sixty eight [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID				96,981,310-6
Debtor country				Chile
Lending party Tax ID				97,030,000-7
Creditor country				Chile
Currency				CLP
Other non-current financial liabilities				$ 2,193,279
Type of amortization				Monthly
Interest Rate				5.02%
Bank borrowings [Member] | Cerveceria Kunstmann S.A. [Member] | Bank Borrowings Sixty eight [Member] | Over 1 year to 3 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	[2]			$ 1,672,625
Bank borrowings [Member] | Cerveceria Kunstmann S.A. [Member] | Bank Borrowings Sixty eight [Member] | Over 3 years to 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	[2]			520,654
Bank borrowings [Member] | Cerveceria Kunstmann S.A. [Member] | Bank Borrowings Sixty eight [Member] | Over 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	[2]			$ 0
Bank borrowings [Member] | Compania Industrial Cervecera S.A. [Member] | Bank Borrowings Fourty four [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID				0-E
Debtor country				Argentina
Lending party Tax ID				0-E
Creditor country				Argentina
Currency				ARS
Interest Rate				26.00%
Bank borrowings [Member] | Compania Industrial Cervecera S.A. [Member] | Bank Borrowings Fourty five [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID				0-E
Debtor country				Argentina
Lending party Tax ID				0-E
Creditor country				Argentina
Currency				ARS
Interest Rate				25.19%
Bank borrowings [Member] | Compania Industrial Cervecera S.A. [Member] | Bank Borrowings Fourty six [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID				0-E
Debtor country				Argentina
Lending party Tax ID				0-E
Creditor country				Argentina
Currency				ARS
Interest Rate				30.50%
Bank borrowings [Member] | Compania Industrial Cervecera S.A. [Member] | Bank Borrowings Fourty seven [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID				0-E
Debtor country				Argentina
Lending party Tax ID				0-E
Creditor country				Argentina
Currency				ARS
Interest Rate				25.66%
Bank borrowings [Member] | Compania Industrial Cervecera S.A. [Member] | Bank Borrowings Fourty eight [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID				0-E
Debtor country				Argentina
Lending party Tax ID				0-E
Creditor country				Argentina
Currency				ARS
Interest Rate				25.25%
Bank borrowings [Member] | Compania Industrial Cervecera S.A. [Member] | Bank Borrowings Fourty nine [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID				0-E
Debtor country				Argentina
Lending party Tax ID				0-E
Creditor country				Argentina
Currency				ARS
Interest Rate				26.12%
Bank borrowings [Member] | Compania Industrial Cervecera S.A. [Member] | Bank Borrowings Fifty [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID				0-E
Debtor country				Argentina
Lending party Tax ID				0-E
Creditor country				Argentina
Currency				ARS
Interest Rate				25.53%
Bank borrowings [Member] | Compania Industrial Cervecera S.A. [Member] | Bank Borrowings Fifty one [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID				0-E
Debtor country				Argentina
Lending party Tax ID				0-E
Creditor country				Argentina
Currency				ARS
Interest Rate				25.00%
Bank borrowings [Member] | Compania Industrial Cervecera S.A. [Member] | Bank Borrowings Sixty two [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		0-E
Debtor country		Argentina
Lending party Tax ID		0-E
Creditor country		Argentina
Currency		ARS
Other non-current financial liabilities		$ 748,377
Type of amortization		Monthly
Interest Rate		26.63%
Bank borrowings [Member] | Compania Industrial Cervecera S.A. [Member] | Bank Borrowings Sixty two [Member] | Over 1 year to 3 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	[2]	$ 748,377
Bank borrowings [Member] | Compania Industrial Cervecera S.A. [Member] | Bank Borrowings Sixty two [Member] | Over 3 years to 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	[2]	0
Bank borrowings [Member] | Compania Industrial Cervecera S.A. [Member] | Bank Borrowings Sixty two [Member] | Over 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	[2]	$ 0
Bank borrowings [Member] | Compania Industrial Cervecera S.A. [Member] | Bank Borrowings Sixty three [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		0-E
Debtor country		Argentina
Lending party Tax ID		0-E
Creditor country		Argentina
Currency		ARS
Other non-current financial liabilities		$ 1,854,238
Type of amortization		Quarter
Interest Rate		23.00%
Bank borrowings [Member] | Compania Industrial Cervecera S.A. [Member] | Bank Borrowings Sixty three [Member] | Over 1 year to 3 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	[2]	$ 1,854,238
Bank borrowings [Member] | Compania Industrial Cervecera S.A. [Member] | Bank Borrowings Sixty three [Member] | Over 3 years to 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	[2]	0
Bank borrowings [Member] | Compania Industrial Cervecera S.A. [Member] | Bank Borrowings Sixty three [Member] | Over 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	[2]	0
Bank borrowings [Member] | Compania Industrial Cervecera S.A. [Member] | Bank Borrowings Sixty nine [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID				0-E
Debtor country				Argentina
Lending party Tax ID				0-E
Creditor country				Argentina
Currency				$ARS
Other non-current financial liabilities				$ 1,912,999
Type of amortization				Monthly
Interest Rate				15.00%
Bank borrowings [Member] | Compania Industrial Cervecera S.A. [Member] | Bank Borrowings Sixty nine [Member] | Over 1 year to 3 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	[2]			$ 1,912,999
Bank borrowings [Member] | Compania Industrial Cervecera S.A. [Member] | Bank Borrowings Sixty nine [Member] | Over 3 years to 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	[2]			0
Bank borrowings [Member] | Compania Industrial Cervecera S.A. [Member] | Bank Borrowings Sixty nine [Member] | Over 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	[2]			$ 0
Bank borrowings [Member] | Compania Industrial Cervecera S.A. [Member] | Bank Borrowings Seventy [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID				0-E
Debtor country				Argentina
Lending party Tax ID				0-E
Creditor country				Argentina
Currency				$ARS
Other non-current financial liabilities				$ 134,821
Type of amortization				Monthly
Interest Rate				25.19%
Bank borrowings [Member] | Compania Industrial Cervecera S.A. [Member] | Bank Borrowings Seventy [Member] | Over 1 year to 3 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	[2]			$ 134,821
Bank borrowings [Member] | Compania Industrial Cervecera S.A. [Member] | Bank Borrowings Seventy [Member] | Over 3 years to 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	[2]			0
Bank borrowings [Member] | Compania Industrial Cervecera S.A. [Member] | Bank Borrowings Seventy [Member] | Over 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	[2]			$ 0
Bank borrowings [Member] | Compania Industrial Cervecera S.A. [Member] | Bank Borrowings Seventy one [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID				0-E
Lending party Tax ID				0-E
Creditor country				Argentina
Currency				$ARS
Other non-current financial liabilities				$ 5,529,763
Type of amortization				Quarter
Interest Rate				30.50%
Bank borrowings [Member] | Compania Industrial Cervecera S.A. [Member] | Bank Borrowings Seventy one [Member] | Over 1 year to 3 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	[2]			$ 5,529,763
Bank borrowings [Member] | Compania Industrial Cervecera S.A. [Member] | Bank Borrowings Seventy one [Member] | Over 3 years to 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	[2]			0
Bank borrowings [Member] | Compania Industrial Cervecera S.A. [Member] | Bank Borrowings Seventy one [Member] | Over 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	[2]			$ 0
Bank borrowings [Member] | Milotur S.A. [Member] | Bank Borrowings Sixty five [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID				0-E
Debtor country				Uruguay
Lending party Tax ID				0-E
Creditor country				Uruguay
Currency				UYI
Other non-current financial liabilities				$ 696,605
Type of amortization				Monthly
Interest Rate				6.00%
Bank borrowings [Member] | Milotur S.A. [Member] | Bank Borrowings Sixty five [Member] | Over 1 year to 3 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	[2]			$ 696,605
Bank borrowings [Member] | Milotur S.A. [Member] | Bank Borrowings Sixty five [Member] | Over 3 years to 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	[2]			0
Bank borrowings [Member] | Milotur S.A. [Member] | Bank Borrowings Sixty five [Member] | Over 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	[2]			0
Financial leases obligations [Member]
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	[1]	17,638,289		17,500,919
Financial leases obligations [Member] | Over 1 year to 3 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	[2]	145,163		225,373
Financial leases obligations [Member] | Over 3 years to 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	[2]	163,339		143,905
Financial leases obligations [Member] | Over 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	[2]	$ 17,329,787		$ 17,131,641
Financial leases obligations [Member] | Financial Lease Obligations One [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		0-E
Debtor country		Argentina
Lending party Tax ID		0-E
Creditor country		Argentina
Currency		ARS
Financial leases obligations [Member] | Financial Lease Obligations One [Member] | Over 1 year to 3 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	[2]	$ 8,792
Financial leases obligations [Member] | Financial Lease Obligations One [Member] | Over 3 years to 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	[2]	0
Financial leases obligations [Member] | Financial Lease Obligations One [Member] | Over 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	[2]	$ 0
Financial leases obligations [Member] | Compania Cervecerias Unidas S.A. [Member] | Financial Lease Obligations Two [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		90,413,000-1
Debtor country		Chile
Lending party Tax ID		99,012,000-5
Creditor country		Chile
Currency		UF
Financial leases obligations [Member] | Compania Cervecerias Unidas S.A. [Member] | Financial Lease Obligations Two [Member] | Over 1 year to 3 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	[2]	$ 136,371
Financial leases obligations [Member] | Compania Cervecerias Unidas S.A. [Member] | Financial Lease Obligations Two [Member] | Over 3 years to 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	[2]	156,348
Financial leases obligations [Member] | Compania Cervecerias Unidas S.A. [Member] | Financial Lease Obligations Two [Member] | Over 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	[2]	$ 17,329,787
Financial leases obligations [Member] | Compania Cervecerias Unidas S.A. [Member] | Financial Lease Obligations Three [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID				90,413,000-1
Debtor country				Chile
Lending party Tax ID				99,012,000-5
Creditor country				Chile
Currency				UF
Other non-current financial liabilities				$ 17,387,700
Type of amortization				Monthly
Interest Rate				7.07%
Financial leases obligations [Member] | Compania Cervecerias Unidas S.A. [Member] | Financial Lease Obligations Three [Member] | Over 1 year to 3 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	[2]			$ 125,221
Financial leases obligations [Member] | Compania Cervecerias Unidas S.A. [Member] | Financial Lease Obligations Three [Member] | Over 3 years to 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	[2]			130,838
Financial leases obligations [Member] | Compania Cervecerias Unidas S.A. [Member] | Financial Lease Obligations Three [Member] | Over 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	[2]			$ 17,131,641
Financial leases obligations [Member] | Compania Cervecerias Unidas S.A. [Member] | Financial Lease Obligations Four [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		90,413,000-1
Debtor country		Chile
Lending party Tax ID		99,012,000-5
Creditor country		Chile
Currency		UF
Interest Rate		7.07%
Financial leases obligations [Member] | Compania Cervecerias Unidas S.A. [Member] | Financial Lease Obligations Six [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID				90,413,000-1
Debtor country				Chile
Lending party Tax ID				99,012,000-5
Creditor country				Chile
Currency				UF
Other non-current financial liabilities				$ 56,476
Type of amortization				Monthly
Interest Rate				7.07%
Financial leases obligations [Member] | Compania Cervecerias Unidas S.A. [Member] | Financial Lease Obligations Six [Member] | Not later than three months [member]
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities				$ 13,759
Financial leases obligations [Member] | Compania Cervecerias Unidas S.A. [Member] | Financial Lease Obligations Six [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities				$ 42,717
Financial leases obligations [Member] | Manantial S.A. [Member] | Financial Lease Obligations Three [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID				96,711,590-8
Debtor country				Chile
Lending party Tax ID				97,000,600-6
Creditor country				Chile
Currency				UF
Interest Rate				3.44%
Financial leases obligations [Member] | Manantial S.A. [Member] | Financial Lease Obligations Four [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID				96,711,590-8
Debtor country				Chile
Lending party Tax ID				97,004,000-5
Creditor country				Chile
Currency				UF
Interest Rate				4.78%
Financial leases obligations [Member] | Manantial S.A. [Member] | Financial Lease Obligations Five [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID				96,711,590-8
Debtor country				Chile
Lending party Tax ID				97,053,000-2
Creditor country				Chile
Currency				UF
Interest Rate				4.40%
Financial leases obligations [Member] | Cerveceria Kunstmann S.A. [Member] | Financial Lease Obligations Four [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID				96,981,310-6
Debtor country				Chile
Lending party Tax ID				97,030,000-7
Creditor country				Chile
Currency				UF
Other non-current financial liabilities				$ 98,688
Type of amortization				Monthly
Interest Rate				4.33%
Financial leases obligations [Member] | Cerveceria Kunstmann S.A. [Member] | Financial Lease Obligations Four [Member] | Over 1 year to 3 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	[2]			$ 98,688
Financial leases obligations [Member] | Cerveceria Kunstmann S.A. [Member] | Financial Lease Obligations Four [Member] | Over 3 years to 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	[2]			0
Financial leases obligations [Member] | Cerveceria Kunstmann S.A. [Member] | Financial Lease Obligations Four [Member] | Over 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	[2]			$ 0
Financial leases obligations [Member] | Cerveceria Kunstmann S.A. [Member] | Financial Lease Obligations Five [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		96,981,310-6
Debtor country		Chile
Lending party Tax ID		97,030,000-7
Creditor country		Chile
Currency		UF
Interest Rate		4.33%
Financial leases obligations [Member] | Finca La Celia S.A. [Member] | Financial Lease Obligations One [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		0-E		0-E
Debtor country		Argentina		Argentina
Lending party Tax ID		0-E		0-E
Creditor country		Argentina		Argentina
Currency		ARS		ARS
Other non-current financial liabilities				$ 920
Type of amortization				-
Interest Rate		17.50%		17.50%
Financial leases obligations [Member] | Finca La Celia S.A. [Member] | Financial Lease Obligations One [Member] | Over 1 year to 3 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	[2]			$ 920
Financial leases obligations [Member] | Finca La Celia S.A. [Member] | Financial Lease Obligations One [Member] | Over 3 years to 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	[2]			0
Financial leases obligations [Member] | Finca La Celia S.A. [Member] | Financial Lease Obligations One [Member] | Over 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	[2]			$ 0
Financial leases obligations [Member] | Finca La Celia S.A. [Member] | Financial Lease Obligations Two [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		0-E		0-E
Debtor country		Argentina		Argentina
Lending party Tax ID		0-E		0-E
Creditor country		Argentina		Argentina
Currency		ARS		ARS
Other non-current financial liabilities				$ 544
Type of amortization				At maturity
Interest Rate		17.50%		17.50%
Financial leases obligations [Member] | Finca La Celia S.A. [Member] | Financial Lease Obligations Two [Member] | Over 1 year to 3 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	[2]			$ 544
Financial leases obligations [Member] | Finca La Celia S.A. [Member] | Financial Lease Obligations Two [Member] | Over 3 years to 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	[2]			0
Financial leases obligations [Member] | Finca La Celia S.A. [Member] | Financial Lease Obligations Two [Member] | Over 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	[2]			$ 0
Financial leases obligations [Member] | Finca La Celia S.A. [Member] | Financial Lease Obligations Three [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		0-E
Debtor country		Argentina
Lending party Tax ID		0-E
Creditor country		Argentina
Currency		ARS
Interest Rate		17.00%
Financial leases obligations [Member] | Cervecera Belga de la Patagonia S.A. [Member] | Financial Lease Obligations Three [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		76,077,848-6
Debtor country		Chile
Lending party Tax ID		97,015,000-5
Creditor country		Chile
Currency		UF
Financial leases obligations [Member] | Cervecera Belga de la Patagonia S.A. [Member] | Financial Lease Obligations Three [Member] | Over 1 year to 3 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	[2]	$ 0
Financial leases obligations [Member] | Cervecera Belga de la Patagonia S.A. [Member] | Financial Lease Obligations Three [Member] | Over 3 years to 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	[2]	6,991
Financial leases obligations [Member] | Cervecera Belga de la Patagonia S.A. [Member] | Financial Lease Obligations Three [Member] | Over 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	[2]	$ 0
Financial leases obligations [Member] | Cervecera Belga de la Patagonia S.A. [Member] | Financial Lease Obligations Five [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID				76,077,848-6
Debtor country				Chile
Lending party Tax ID				97,015,000-5
Creditor country				Chile
Currency				UF
Other non-current financial liabilities				$ 13,067
Type of amortization				Monthly
Interest Rate				6.27%
Financial leases obligations [Member] | Cervecera Belga de la Patagonia S.A. [Member] | Financial Lease Obligations Five [Member] | Over 1 year to 3 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	[2]			$ 0
Financial leases obligations [Member] | Cervecera Belga de la Patagonia S.A. [Member] | Financial Lease Obligations Five [Member] | Over 3 years to 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	[2]			13,067
Financial leases obligations [Member] | Cervecera Belga de la Patagonia S.A. [Member] | Financial Lease Obligations Five [Member] | Over 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	[2]			0
Financial leases obligations [Member] | Cervecera Belga de la Patagonia S.A. [Member] | Financial Lease Obligations Six [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		76,077,848-6
Debtor country		Chile
Lending party Tax ID		97,015,000-5
Creditor country		Chile
Currency		UF
Interest Rate		6.27%
Bonds payable [Member]
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	[1]	$ 69,476,612		70,836,716
Bonds payable [Member] | Over 1 year to 3 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	[2]	12,586,735		7,471,522
Bonds payable [Member] | Over 3 years to 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	[2]	15,062,258		14,839,751
Bonds payable [Member] | Over 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	[2]	$ 41,827,619		$ 48,525,443
Bonds payable [Member] | Compania Cervecerias Unidas S.A. [Member] | Bono Serie E Bonds Payable [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		90,413,000-1		90,413,000-1
Debtor country		Chile		Chile
Creditor country		Chile		Chile
Currency		UF		UF
Other non-current financial liabilities		$ 16,047,099		$ 18,329,215
Type of amortization		Semiannual		Semiannual
Interest Rate		4.00%		4.00%
Bonds payable [Member] | Compania Cervecerias Unidas S.A. [Member] | Bono Serie E Bonds Payable [Member] | Over 1 year to 3 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	[2]	$ 5,327,846		$ 5,125,926
Bonds payable [Member] | Compania Cervecerias Unidas S.A. [Member] | Bono Serie E Bonds Payable [Member] | Over 3 years to 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	[2]	5,359,626		5,298,895
Bonds payable [Member] | Compania Cervecerias Unidas S.A. [Member] | Bono Serie E Bonds Payable [Member] | Over 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	[2]	$ 5,359,627		$ 7,904,394
Bonds payable [Member] | Compania Cervecerias Unidas S.A. [Member] | Bono Serie H Bonds Payable [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		90,413,000-1		90,413,000-1
Debtor country		Chile	[3]	Chile
Creditor country		Chile	[3]	Chile
Currency		UF	[3]	UF
Other non-current financial liabilities		$ 53,429,513	[3]	$ 52,507,501	[2]
Type of amortization		Semiannual	[3]	Semiannual
Interest Rate		4.25%	[3]	4.25%
Bonds payable [Member] | Compania Cervecerias Unidas S.A. [Member] | Bono Serie H Bonds Payable [Member] | Over 1 year to 3 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	[2]	$ 7,258,889	[3]	$ 2,345,596
Bonds payable [Member] | Compania Cervecerias Unidas S.A. [Member] | Bono Serie H Bonds Payable [Member] | Over 3 years to 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	[2]	9,702,632	[3]	9,540,856
Bonds payable [Member] | Compania Cervecerias Unidas S.A. [Member] | Bono Serie H Bonds Payable [Member] | Over 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	[2]	$ 36,467,992	[3]	$ 40,621,049

[1]	See Note 5.
[2]	See Note 5 non-discounted contractual cash flows.
[3]	This obligation is hedged by a Cross Currency Interest Rate Swap agreement (Note 7).